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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number                     811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)*
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza,Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 2/28/11

*	Funds included are: Invesco Van Kampen Core Plus Fixed Income Fund and Invesco Van Kampen High Yield Fund

Item 1. Reports to Stockholders.

Invesco Van Kampen Core Plus
Fixed Income Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: VCPAX ▪ B: VCPBX ▪ C: VCPCX ▪ Y: VCPIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
18	Financial Statements
21	Financial Highlights
24	Notes to Financial Statements
32	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.70%

Class B Shares	0.42

Class C Shares	0.49

Class Y Shares	0.61

Barclays Capital U.S. Aggregate Index▼ (Broad Market/Style-Specific Index)	-0.83

▼Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Core Plus Fixed Income Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable
sales charges

Class A Shares

Inception (1/26/07)	2.25%

1 Year	1.06

Class B Shares

Inception (1/26/07)	2.32%

1 Year	0.31

Class C Shares

Inception (1/26/07)	2.97%

1 Year	4.47

Class Y Shares

Inception (1/26/07)	3.57%

1 Year	5.66

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Core Plus Fixed Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Core Plus Fixed Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, and Class Y shares was 0.75%, 1.50%, 1.50% and 0.50%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (1/26/07)	2.11%

1 Year	1.86

Class B Shares

Inception (1/26/07)	1.98%

1 Year	1.22

Class C Shares

Inception (1/26/07)	2.88%

1 Year	5.20

Class Y Shares

Inception (1/26/07)	3.47%

1 Year	6.55

Class C and Class Y shares was 0.81%, 1.56%, 1.56% and 0.56%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3 Invesco Van Kampen Core Plus Fixed Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Core Plus Fixed Income Fund

Schedule of Investments

February 28, 2011
(Unaudited)

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Corporate Bonds–51.6%
Advertising–0.5%
WPP Finance (United Kingdom)	8.000%	09/15/14	$365	$424,778

Aerospace & Defense–0.7%
Alliant Techsystems, Inc.	6.875%	09/15/20	10	10,400

Bombardier, Inc. (Canada)(a)	7.500%	03/15/18	145	157,506

Bombardier, Inc. (Canada)(a)	7.750%	03/15/20	300	328,500

Raytheon Co.	1.625%	10/15/15	145	138,852

Spirit Aerosystems, Inc.	6.750%	12/15/20	10	10,300

				645,558

Airlines–1.2%
American Airlines Pass Through Trust, Class B(a)	7.000%	01/31/18	355	355,887

Delta Air Lines, Inc.(a)	12.250%	03/15/15	25	28,750

Delta Air Lines Pass Through Trust, Class A	6.200%	07/02/18	682	726,673

Delta Air Lines Pass Through Trust, Class B	6.375%	07/02/17	5	4,987

Delta Air Lines Pass Through Trust, Class B	6.750%	05/23/17	5	4,994

US Airways Pass Through Trust, Class C	6.820%	01/30/16	29	27,195

				1,148,486

Alternative Carriers–0.3%
Cogent Communications Group, Inc.(a)	8.375%	02/15/18	10	10,400

Hughes Network Systems LLC	9.500%	04/15/14	30	31,387

Intelsat Subsidiary Holding Co., Ltd. (Bermuda)	8.500%	01/15/13	257	260,213

Level 3 Communications, Inc.(a)	11.875%	02/01/19	10	9,775

Level 3 Financing, Inc.	9.250%	11/01/14	15	15,544

				327,319

Apparel, Accessories & Luxury Goods–0.0%
Hanesbrands, Inc.	6.375%	12/15/20	10	9,725

Phillips-Van Heusen Corp.	7.375%	05/15/20	15	16,050

				25,775

Auto Parts & Equipment–0.0%
Dana Holding Corp.	6.500%	02/15/19	5	5,063

Dana Holding Corp.	6.750%	02/15/21	5	5,106

Tenneco, Inc.(a)	6.875%	12/15/20	15	15,600

				25,769

Automobile Manufacturers–0.1%
Ford Motor Co.	7.450%	07/16/31	45	49,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Core Plus Fixed Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Automotive Retail–0.6%
Advance Auto Parts, Inc.	5.750%	05/01/20	$400	$420,500

O’Reilly Automotive, Inc.	4.875%	01/14/21	175	173,460

				593,960

Brewers–1.0%
Anheuser-Busch InBev Worldwide, Inc.	3.000%	10/15/12	745	767,257

Anheuser-Busch InBev Worldwide, Inc.(a)	5.375%	11/15/14	125	137,816

				905,073

Broadcasting–0.4%
CBS Corp.	8.875%	05/15/19	255	321,626

COX Communications, Inc.(a)	8.375%	03/01/39	50	64,981

				386,607

Building Products–0.1%
Building Materials Corp. of America(a)	7.500%	03/15/20	20	20,950

Ply Gem Industries, Inc.(a)	8.250%	02/15/18	10	10,325

USG Corp.	9.750%	01/15/18	35	37,275

				68,550

Cable & Satellite–1.5%
Comcast Corp.	6.450%	03/15/37	80	82,915

Comcast Corp.	6.500%	01/15/15	20	22,629

DirecTV Holdings LLC	7.625%	05/15/16	725	801,125

Time Warner Cable, Inc.	5.875%	11/15/40	355	336,366

Virgin Media Secured Finance PLC (United Kingdom)(a)	5.250%	01/15/21	200	200,089

XM Satellite Radio, Inc.(a)	7.625%	11/01/18	10	10,613

				1,453,737

Casinos & Gaming–0.6%
CityCenter Holdings LLC(a)(b)	10.750%	01/15/17	5	5,256

MGM Mirage, Inc.(a)	10.000%	11/01/16	5	5,362

MGM Mirage, Inc.	13.000%	11/15/13	390	468,975

Snoqualmie Entertainment Authority(a)(c)	4.203%	02/01/14	5	4,588

Snoqualmie Entertainment Authority(a)	9.125%	02/01/15	25	25,313

Wynn Las Vegas LLC	7.750%	08/15/20	15	15,975

Wynn Las Vegas LLC	7.875%	11/01/17	15	16,050

				541,519

Communications Equipment–0.1%
Avaya, Inc.(a)	7.000%	04/01/19	20	19,899

Juniper Networks, Inc.	5.950%	03/15/41	110	109,951

				129,850

Computer & Electronics Retail–0.0%
Rent-A-Center, Inc.(a)	6.625%	11/15/20	15	14,963

Construction & Engineering–0.0%
Dycom Investments, Inc.(a)	7.125%	01/15/21	5	5,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Core Plus Fixed Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Construction & Engineering–(continued)

Great Lakes Dredge & Dock Corp.(a)	7.375%	02/01/19	$5	$5,100

MasTec, Inc.	7.625%	02/01/17	15	15,300

Tutor Perini Corp.(a)	7.625%	11/01/18	20	20,825

				46,350

Construction & Farm Machinery & Heavy Trucks–0.0%
Navistar International Corp.	8.250%	11/01/21	25	27,688

Construction Materials–0.8%
CRH America, Inc.	6.000%	09/30/16	420	452,515

Holcim US Finance Sarl & Cie SCS (Luxembourg)(a)	6.000%	12/30/19	225	236,187

Texas Industries, Inc.	9.250%	08/15/20	25	27,312

				716,014

Consumer Finance–0.5%
SLM Corp.	5.000%	10/01/13	155	161,349

SLM Corp.	6.250%	01/25/16	325	335,908

				497,257

Department Stores–0.3%
Macy’s Retail Holdings, Inc.	5.350%	03/15/12	205	212,175

Sears Holdings Corp.(a)	6.625%	10/15/18	70	68,775

				280,950

Distillers & Vintners–0.0%
Constellation Brands, Inc.	7.250%	05/15/17	20	21,600

Diversified Banks–9.8%
Abbey National Treasury Services PLC (United Kingdom)(a)	3.875%	11/10/14	420	419,344

Akbank TAS (Turkey)(a)	5.125%	07/22/15	100	102,225

Ally Financial, Inc.(a)	7.500%	09/15/20	45	49,388

Bangkok Bank PCL (Thailand)(a)	4.800%	10/18/20	100	95,000

Bank of Nova Scotia (Canada)	2.375%	12/17/13	500	511,232

Barclays Bank PLC (United Kingdom)	5.140%	10/14/20	250	243,106

Barclays Bank PLC (United Kingdom)	6.750%	05/22/19	650	733,262

Credit Suisse (Switzerland)	5.400%	01/14/20	190	192,483

HBOS PLC (United Kingdom)(a)	6.750%	05/21/18	360	340,199

HSBC Finance Corp.	6.375%	10/15/11	15	15,528

HSBC Finance Corp.(a)	6.676%	01/15/21	531	558,715

Lloyds TSB Bank PLC (United Kingdom)	4.875%	01/21/16	375	381,723

Lloyds TSB Bank PLC (United Kingdom)(a)	5.800%	01/13/20	725	722,539

Nordea Bank AB (Sweden)(a)	4.875%	01/27/20	575	586,353

Royal Bank of Scotland PLC (United Kingdom)	3.400%	08/23/13	475	483,973

Santander US Debt SA (Spain)(a)	3.724%	01/20/15	700	675,745

Societe Generale (France)(a)	2.500%	01/15/14	275	273,722

Standard Chartered Bank (United Kingdom)(a)	6.400%	09/26/17	420	457,630

Standard Chartered PLC (United Kingdom)(a)	3.850%	04/27/15	425	436,373

US Bancorp	2.000%	06/14/13	505	513,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Core Plus Fixed Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Diversified Banks–(continued)

VTB Bank OJSC Via VTB Capital SA (Luxembourg)(a)	6.315%	02/22/18	$505	$512,191

VTB Bank Via VTB Capital SA (Luxembourg)(a)	6.551%	10/13/20	415	416,104

Wachovia Capital Trust I(a)	7.640%	01/15/27	480	492,600

				9,212,435

Diversified Capital Markets–0.9%
UBS AG Stamford CT (Switzerland)	3.875%	01/15/15	560	576,442

UBS AG Stamford CT (Switzerland)	5.875%	12/20/17	200	220,988

				797,430

Diversified Metals & Mining–1.5%
Anglo American Capital PLC (United Kingdom)(a)	9.375%	04/08/19	170	226,180

Freeport-McMoRan Cooper & Gold, Inc.	8.375%	04/01/17	260	288,194

Rio Tinto Finance USA Ltd. (Australia)	9.000%	05/01/19	380	502,547

Southern Copper Corp.	5.375%	04/16/20	150	157,449

Southern Copper Corp.	6.750%	04/16/40	225	234,056

				1,408,426

Diversified REIT’s–0.7%
Qatari Diar Finance QSC (Qatar)(a)	5.000%	07/21/20	695	681,590

Diversified Support Services–0.2%
International Lease Finance Corp.	8.250%	12/15/20	200	223,000

Drug Retail–0.6%
CVS Pass-Through Trust	6.036%	12/10/28	220	230,116

CVS Pass-Through Trust(a)	8.353%	07/10/31	287	338,801

				568,917

Electric Utilities–0.7%
DCP Midstream LLC(a)	9.750%	03/15/19	299	388,170

Dubai Electricity & Water Authority (United Arab Emirates)(a)	7.375%	10/21/20	100	94,625

E.CL SA, Class SA (Chile)(a)	5.625%	01/15/21	100	98,355

Majapahit Holding BV (Netherlands)(a)	7.750%	01/20/20	100	112,615

				693,765

Electrical Components & Equipment–0.0%
Polypore International, Inc.(a)	7.500%	11/15/17	5	5,219

Electronic Components–0.3%
Corning, Inc.	6.625%	05/15/19	85	98,304

Corning, Inc.	7.250%	08/15/36	135	153,908

				252,212

Electronic Manufacturing Services–0.1%
Jabil Circuit, Inc.	5.625%	12/15/20	70	68,950

Food Retail–0.5%
Kroger Co.	5.400%	07/15/40	450	426,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Core Plus Fixed Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

General Merchandise Stores–0.3%
Family Dollar Stores, Inc.	5.000%	02/01/21	$285	$281,525

Health Care Distributors–0.3%
McKesson Corp.	3.250%	03/01/16	65	65,539

McKesson Corp.	4.750%	03/01/21	85	86,574

McKesson Corp.	6.000%	03/01/41	170	174,318

				326,431

Health Care Equipment–0.6%
Boston Scientific Corp.	6.000%	01/15/20	500	525,518

Health Care Facilities–0.0%
HCA, Inc.	7.875%	02/15/20	35	38,675

Tenet Healthcare Corp.	9.250%	02/01/15	5	5,525

				44,200

Health Care Technology–0.0%
MedAssets, Inc.(a)	8.000%	11/15/18	20	20,650

Home Furnishings–0.0%
American Standard Americas(a)	10.750%	01/15/16	15	16,087

Homebuilding–0.0%
Beazer Homes USA, Inc.	6.875%	07/15/15	5	4,981

Beazer Homes USA, Inc.	8.125%	06/15/16	5	5,094

				10,075

Hotels, Resorts & Cruise Lines–0.6%
Hyatt Hotels Corp.(a)	6.875%	08/15/19	120	132,191

Wyndham Worldwide Corp.	5.625%	03/01/21	470	470,588

				602,779

Independent Power Producers & Energy Traders–0.4%
AES Corp.	7.750%	10/15/15	10	10,900

AES Corp.	8.000%	10/15/17	80	86,800

NRG Energy, Inc.	8.500%	06/15/19	295	312,700

				410,400

Industrial Conglomerates–1.1%
General Electric Co.	5.250%	12/06/17	255	280,263

NBC Universal Media LLC(a)	2.100%	04/01/14	180	179,119

NBC Universal Media LLC(a)	5.150%	04/30/20	350	362,712

NBC Universal Media LLC(a)	5.950%	04/01/41	170	170,728

				992,822

Industrial Machinery–0.0%
Cleaver-Brooks, Inc.(a)	12.250%	05/01/16	15	16,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Core Plus Fixed Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Integrated Oil & Gas–1.2%
Lukoil International Finance BV (Netherlands)(a)	7.250%	11/05/19	$100	$109,151

Petrobras International Finance Co. (Cayman Islands)	3.875%	01/27/16	870	879,863

Petrobras International Finance Co. (Cayman Islands)	5.375%	01/27/21	100	100,772

				1,089,786

Integrated Telecommunication Services–1.2%
AT&T Corp.	8.000%	11/15/31	13	16,531

Integra Telecom Holdings, Inc.(a)	10.750%	04/15/16	10	10,900

Qtel International Finance Ltd. (Bermuda)(a)	3.375%	10/14/16	245	230,010

Telefonica Emisiones SAU (Spain)	5.462%	02/16/21	375	382,131

Verizon Communications, Inc.	8.950%	03/01/39	305	424,907

				1,064,479

Internet Software & Services–0.0%
Equinix, Inc.	8.125%	03/01/18	10	10,875

Investment Banking & Brokerage–2.3%
Goldman Sachs Group, Inc.	6.150%	04/01/18	500	547,053

Goldman Sachs Group, Inc.	6.250%	02/01/41	230	232,973

Macquarie Group Ltd. (Australia)(a)	6.000%	01/14/20	505	515,759

Morgan Stanley	4.000%	07/24/15	450	458,925

Morgan Stanley	5.750%	01/25/21	350	360,391

				2,115,101

Leisure Facilities–0.1%
Speedway Motorsports, Inc.(a)	6.750%	02/01/19	5	5,087

Universal City Development Partners Ltd.	8.875%	11/15/15	35	38,413

				43,500

Life & Health Insurance–1.3%
Pacific LifeCorp(a)	6.000%	02/10/20	425	451,479

Prudential Financial, Inc.	4.750%	09/17/15	550	590,281

Prudential Financial, Inc.	7.375%	06/15/19	130	154,868

				1,196,628

Life Sciences Tools & Services–0.5%
Life Technologies Corp.	6.000%	03/01/20	390	425,108

Movies & Entertainment–1.0%
AMC Entertainment, Inc.	8.750%	06/01/19	45	48,712

NAI Entertainment Holdings LLC(a)	8.250%	12/15/17	5	5,406

News America, Inc.(a)	6.150%	02/15/41	565	571,299

Time Warner, Inc.	5.875%	11/15/16	285	319,906

				945,323

Multi-Line Insurance–1.0%
AIG SunAmerica Global Financing VI(a)	6.300%	05/10/11	730	738,395

Liberty Mutual Group, Inc.(a)	7.800%	03/07/87	200	201,000

				939,395

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Core Plus Fixed Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Office REIT’s–0.7%
Digital Realty Trust LP	4.500%	07/15/15	$675	$697,719

Office Services & Supplies–0.8%
Steelcase, Inc.	6.375%	02/15/21	740	760,084

Oil & Gas Drilling–0.6%
Transocean, Inc. (Cayman Islands)	4.950%	11/15/15	485	513,531

Oil & Gas Exploration & Production–0.6%
Chaparral Energy, Inc.(a)	8.250%	09/01/21	20	20,500

Chesapeake Energy Corp.	6.125%	02/15/21	5	5,106

Chesapeake Energy Corp.	6.625%	08/15/20	15	15,881

Comstock Resources, Inc.	7.750%	04/01/19	15	15,000

Forest Oil Corp.	7.250%	06/15/19	20	20,800

Gazprom OAO Via Gaz Capital SA (Luxembourg)(a)	6.510%	03/07/22	100	103,255

Pemex Project Funding Master Trust	6.625%	06/15/35	315	314,744

Petrohawk Energy Corp.(a)	7.250%	08/15/18	5	5,200

Petrohawk Energy Corp.	7.250%	08/15/18	25	25,969

SM Energy Co.(a)	6.625%	02/15/19	10	10,150

				536,605

Oil & Gas Refining & Marketing–0.1%
Tesoro Corp.	6.500%	06/01/17	20	20,625

United Refining Co.	10.500%	08/15/12	5	5,016

United Refining Co.(a)	10.500%	02/28/18	25	24,875

				50,516

Oil & Gas Storage & Transportation–1.1%
Copano Energy LLC	8.125%	03/01/16	25	26,125

Enterprise Products Operating LLC	5.250%	01/31/20	150	155,758

Enterprise Products Operating LLC	6.500%	01/31/19	420	476,729

Inergy LP(a)	6.875%	08/01/21	10	10,288

MarkWest Energy Partners LLC	6.500%	08/15/21	25	25,031

Overseas Shipholding Group, Inc.	8.125%	03/30/18	30	30,075

Regency Energy Partners LP	6.875%	12/01/18	20	20,925

Texas Eastern Transmission LP	7.000%	07/15/32	255	300,383

				1,045,314

Other Diversified Financial Services–3.7%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Ireland)(a)	7.875%	09/25/17	100	103,456

Bank of America Corp.	3.700%	09/01/15	250	252,697

Bank of America Corp.	5.650%	05/01/18	130	137,451

Bank of America Corp.	7.625%	06/01/19	220	257,716

Bear Stearns Co., Inc.	5.550%	01/22/17	115	123,125

Citigroup, Inc.	6.125%	05/15/18	330	361,194

Citigroup, Inc.	8.125%	07/15/39	50	63,015

Citigroup, Inc.	8.500%	05/22/19	305	379,305

ERAC USA Finance LLC(a)	5.250%	10/01/20	400	416,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Core Plus Fixed Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Other Diversified Financial Services–(continued)

ERAC USA Finance LLC(a)	5.800%	10/15/12	$250	$266,810

General Electric Capital Corp.	6.000%	08/07/19	335	371,097

ING Bank NV (Netherlands)(a)	3.000%	09/01/15	255	249,709

JPMorgan Chase & Co.	6.300%	04/23/19	190	213,574

Merrill Lynch & Co., Inc.	6.110%	01/29/37	215	204,570

Ukreximbank Via Biz Finance PL (United Kingdom)	8.375%	04/27/15	100	104,000

				3,504,005

Packaged Foods & Meats–1.4%
Blue Merger Sub, Inc.(a)	7.625%	02/15/19	10	10,175

Grupo Bimbo SAB de CV (Mexico)(a)	4.875%	06/30/20	670	663,406

Kraft Foods, Inc.	5.375%	02/10/20	460	490,273

Kraft Foods, Inc.	7.000%	08/11/37	70	79,520

MHP SA (Luxembourg)(a)	10.250%	04/29/15	100	107,273

				1,350,647

Paper Products–0.1%
Clearwater Paper Corp.(a)	7.125%	11/01/18	10	10,450

Fibria Overseas Finance Ltd. (Cayman Islands)(a)	7.500%	05/04/20	100	107,997

P.H. Glatfelter Co.	7.125%	05/01/16	15	15,619

				134,066

Pharmaceuticals–0.0%
Valeant Pharmaceuticals International(a)	6.750%	10/01/17	25	26,000

Railroads–0.4%
CSX Corp.	5.500%	04/15/41	200	196,534

CSX Corp.	6.150%	05/01/37	130	139,747

				336,281

Regional Banks–1.6%
CIT Group, Inc.	7.000%	05/01/17	45	45,563

Nationwide Building Society (United Kingdom)(a)	6.250%	02/25/20	465	484,412

PNC Funding Corp.	6.700%	06/10/19	330	385,699

Regions Financial Corp.	5.750%	06/15/15	505	506,894

Synovus Financial Corp.	5.125%	06/15/17	20	18,800

Zions Bancorporation	6.000%	09/15/15	60	60,900

				1,502,268

Retail REIT’s–0.6%
WEA Finance LLC(a)	6.750%	09/02/19	500	572,153

Semiconductors–0.1%
Freescale Semiconductor, Inc.(a)	9.250%	04/15/18	50	55,875

Specialized Finance–0.7%
NASDAQ OMX Group, Inc.	5.550%	01/15/20	565	568,795

Waha Aerospace BV (Netherlands)(a)	3.925%	07/28/20	95	93,904

				662,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Core Plus Fixed Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Specialized REIT’s–0.9%
Entertainment Properties Trust(a)	7.750%	07/15/20	$450	$480,435

Senior Housing Properties Trust	4.300%	01/15/16	330	324,844

				805,279

Specialty Chemicals–0.0%
PolyOne Corp.	7.375%	09/15/20	10	10,625

Specialty Stores–0.0%
Michaels Stores, Inc.(a)	7.750%	11/01/18	5	5,188

Steel–1.1%
AK Steel Corp.	7.625%	05/15/20	10	10,300

ArcelorMittal (Luxembourg)	5.500%	03/01/21	55	54,646

ArcelorMittal (Luxembourg)	6.750%	03/01/41	55	54,547

ArcelorMittal (Luxembourg)	9.850%	06/01/19	349	449,202

United States Steel Corp.	7.000%	02/01/18	20	20,950

Vale Overseas Ltd. (Cayman Islands)	5.625%	09/15/19	310	329,716

Vale Overseas Ltd. (Cayman Islands)	6.875%	11/10/39	110	119,366

				1,038,727

Systems Software–0.0%
Allen Systems Group, Inc.(a)	10.500%	11/15/16	35	36,312

Trading Companies & Distributors–0.0%
H&E Equipment Services, Inc.	8.375%	07/15/16	10	10,475

RSC Equipment Rental, Inc.(a)	8.250%	02/01/21	5	5,300

				15,775

Trucking–0.4%
Avis Budget Car Rental LLC	8.250%	01/15/19	5	5,337

Hertz Corp.(a)	6.750%	04/15/19	5	5,112

Hertz Corp.(a)	7.375%	01/15/21	10	10,475

Inversiones Alsacia SA (Chile)(a)	8.000%	08/18/18	150	152,665

Ryder System, Inc.	3.150%	03/02/15	180	183,264

Sunstate Equipment Co., LLC(a)	10.500%	04/01/13	5	4,925

				361,778

Wireless Telecommunication Services–0.8%
American Tower Corp.	4.500%	01/15/18	240	238,052

American Tower Corp.	4.625%	04/01/15	70	73,098

Cricket Communications, Inc.	7.750%	10/15/20	40	38,600

MetroPCS Wireless, Inc.	6.625%	11/15/20	15	14,606

MetroPCS Wireless, Inc.	7.875%	09/01/18	5	5,253

SBA Telecommunications, Inc.	8.250%	08/15/19	310	344,100

Sprint Capital Corp.	6.900%	05/01/19	45	45,619

				759,328

Total Corporate Bonds–51.6%				48,527,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Core Plus Fixed Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Mortgage Backed Securities–34.2%
Federal Home Loan Mortgage Corp., March	4.500%	TBA	$2,110	$2,149,233

Federal Home Loan Mortgage Corp., March	5.000%	TBA	5,300	5,545,125

Federal Home Loan Mortgage Corp., March	6.000%	TBA	1,850	2,009,563

Federal Home Loan Mortgage Corp.	5.500%	04/01/37	3,526	3,784,868

Federal Home Loan Mortgage Corp.	6.500%	09/01/36	1,266	1,422,528

Federal Home Loan Mortgage Corp.	7.500%	05/01/35	222	256,957

Federal Home Loan Mortgage Corp.	8.000%	08/01/32	130	153,992

Federal Home Loan Mortgage Corp.	8.500%	08/01/31	154	184,814

Federal National Mortgage Association, March	3.500%	TBA	1,000	1,002,188

Federal National Mortgage Association, March	4.000%	TBA	3,510	3,506,624

Federal National Mortgage Association, March	5.000%	TBA	700	733,032

Federal National Mortgage Association, March	6.000%	TBA	3,000	3,260,157

Federal National Mortgage Association	5.500%	08/01/38	3,241	3,475,905

Federal National Mortgage Association	6.500%	12/01/31 to 10/01/32	247	279,462

Federal National Mortgage Association	7.000%	07/01/29 to 06/01/32	8	9,529

Federal National Mortgage Association	7.500%	03/01/21 to 08/01/37	381	440,787

Federal National Mortgage Association	8.000%	04/01/33	281	327,800

Federal National Mortgage Association	8.500%	10/01/32	261	305,639

Federal National Mortgage Association	9.500%	04/01/30	89	106,787

Government National Mortgage Association, March	4.500%	TBA	2,925	3,020,519

Government National Mortgage Association	8.000%	01/15/26 to 11/15/29	138	160,731

Government National Mortgage Association	9.000%	07/15/24 to 10/15/24	42	50,138

Total Mortgage Backed Securities–34.2%				32,186,378

United States Government Agencies & Obligations–15.2%
Federal Home Loan Mortgage Corp.	5.500%	08/23/17	2,740	3,157,095

Federal Home Loan Mortgage Corp.	6.250%	07/15/32	1,080	1,318,038

Federal National Mortgage Association (REMIC)(d)	6.000%	07/25/33	101	20,630

Federal National Mortgage Association (REMIC)(d)	7.000%	05/25/33	49	11,110

United States Treasury Bond	7.875%	02/15/21	1,950	2,700,141

United States Treasury Note	2.125%	11/30/14	625	638,281

United States Treasury Note	2.375%	10/31/14	1,875	1,933,008

United States Treasury Note	2.625%	07/31/14	4,300	4,480,734

Total United States Government Agencies & Obligations–15.2%				14,259,037

Collateralized Mortgage Obligations–8.0%
Banc of America Mortgage Securities, Inc.(c)	1.161%	01/25/36	1,538	1,289,027

Countrywide Home Loan Mortgage Pass Through Trust, Class A	6.000%	08/25/37	1,820	1,572,411

DBUBS Mortgage Trust(a)(c)	5.557%	01/10/21	420	433,406

First Horizon Alternative Mortgage Securities	5.000%	11/25/20	828	786,273

First Horizon Alternative Mortgage Securities, Class A3, Ser 2006	6.250%	08/25/36	763	603,458

Harborview Mortgage Loan Trust(c)	0.712%	06/20/35	70	56,505

Lehman Mortgage Trust	5.500%	02/25/36	924	893,161

MASTR Adjustable Rate Mortgages Trust(c)	1.268%	04/25/46	461	12,126

Structured Adjustable Rate Mortgage Loan Trust(c)	5.503%	04/25/47	1,100	675,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Core Plus Fixed Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Collateralized Mortgage Obligations–(continued)

SunTrust Alternative Loan Trust	6.000%	12/25/35	$1,088	$795,746

WaMu Mortgage Pass Through Certificates, Class 1(c)	2.767%	09/25/35	525	440,965

Total Collateralized Mortgage Obligations–8.0%				7,558,850

Adjustable Rate Mortgage Backed Securities–4.6%
Federal Home Loan Mortgage Corp.(c)	5.499%	05/01/37	898	952,260

Federal Home Loan Mortgage Corp.(c)	5.931%	12/01/36	682	721,931

Federal Home Loan Mortgage Corp.(c)	6.060%	02/01/37	237	250,398

Federal National Mortgage Association(c)	2.537%	05/01/35	1,212	1,275,259

Federal National Mortgage Association(c)	5.691%	01/01/37	579	613,306

Federal National Mortgage Association(c)	5.730%	03/01/38	319	338,448

Government National Mortgage Association II(c)	3.375%	01/20/25 to 06/20/25	145	151,340

Total Adjustable Rate Mortgage Backed Securities–4.6%				4,302,942

Commercial Mortgage Backed Securities–3.1%
Citigroup Commercial Mortgage Trust(c)	5.727%	03/15/49	625	687,572

JP Morgan Chase Commercial Mortgage Securities Corp., Class A	5.336%	05/15/47	900	957,771

LB-UBS Commercial Mortgage Trust	5.156%	02/15/31	845	908,761

LB-UBS Commercial Mortgage Trust, Class A3	5.347%	11/15/38	300	321,790

Total Commercial Mortgage Backed Securities–3.1%				2,875,894

Municipal Bonds–1.7%
California–0.3%
California St Taxable Var Purp 3	5.950%	04/01/16	300	322,689

Georgia–0.9%
Municipal Elec Auth GA Build America Bonds	6.637%	04/01/57	295	297,360

Municipal Elec Auth GA Build America Bonds	6.655%	04/01/57	550	547,607

				844,967

New Jersey–0.5%
New Jersey St Transn Tr Fd Auth Build America Bonds Taxable, Ser. C	5.754%	12/15/28	485	473,045

Total Municipal Bonds–1.7%				1,640,701

Asset Backed Securities–1.5%
ARI Fleet Lease Trust(a)(c)	1.715%	08/15/18	305	307,424

Capital One Multi-Asset Execution Trust, Class C(c)	0.555%	03/17/14	460	459,330

Countrywide Asset-Backed Certificates(c)	0.461%	07/25/34	24	23,412

Countrywide Asset-Backed Certificates(c)	0.941%	06/25/33	340	242,364

Provident Bank Home Equity Loan Trust(c)	0.801%	08/25/31	481	264,913

Renaissance Home Equity Loan Trust(c)	0.371%	06/25/37	38	36,864

Specialty Underwriting & Residential Finance(c)	0.531%	05/25/35	42	36,296

Structured Asset Investment Loan Trust(c)	1.001%	11/25/33	58	52,294

Total Asset Backed Securities–1.5%				1,422,897

Government Obligations–0.9%
Argentina–0.1%
Provincia de Buenos Aires(a)	11.750%	10/05/15	100	103,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Core Plus Fixed Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Columbia–0.1%
Colombia Government International Bond(f)	7.750%	04/14/21	$138,000	$76,548

Dominican Republic–0.1%
Dominican Republic International Bond(a)	9.040%	01/23/18	66	73,120

Mexico–0.1%
Mexican Bonos(f)	8.000%	06/11/20	1,000	86,062

Peru–0.1%
Peruvian Government International Bond(a)(f)	8.600%	08/12/17	210	88,921

Republic of Serbia–0.1%
Republic of Serbia(a)(e)	6.750%	11/01/24	70	70,525

Russia–0.1%
Russian Foreign Bond–Eurobond(a)	5.000%	04/29/20	100	99,875

Turkey–0.1%
Turkey Government International Bond	6.750%	05/30/40	100	100,750

Venezuela–0.1%
Venezuela Government International Bond	9.250%	09/15/27	200	144,302

Total Government Obligations–0.9%				843,353

Foreign Bond and Debt Securities–0.1%
Brazil–0.1%
Anheuser-Busch InBev Worldwide, Inc.(f)	9.750%	11/17/15	130	79,892

Total Long-Term Investments–120.9% (Cost $109,673,281)				113,697,380

Money Market Funds–1.7%
Liquid Assets Portfolio–Institutional Class(g)				791,942

Premier Portfolio–Institutional Class(g)				791,942

Total Money Market Funds–1.7% (Cost $1,583,884)				1,583,884

United States Government Agency Obligations–0.5%
United States Treasury Bill ($450,000 par, yielding 0.173%, 04/28/11 maturity)(h)				449,877

United States Treasury Bill ($50,000 par, yielding 0.167%, 04/28/11 maturity)(h)				49,986

Total United States Government Agency Obligations–0.5% (Cost $499,863)				499,863

TOTAL INVESTMENTS–123.1% (Cost $111,757,028)				115,781,127

FOREIGN CURRENCY–0.0% (Cost $22,943)				28,814

OTHER ASSETS LESS LIABILITIES–(23.1)%				(21,717,745)

NET ASSETS–100.0%				$94,092,196

Investment Abbreviations:

REIT	– Real Estate Investment Trusts
REMIC	– Real Estate Mortgage Investment Conduits
TBA	– To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $18,801,510 which represented 19.98% of the Fund’s net assets.
(b)	Payment-in-kind security.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Core Plus Fixed Income Fund

(d)	IO – Interest Only
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Par amount is denominated in a foreign currency.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
(h)	All or a portion of this security has been physically segregated in connection with open futures contracts.

Futures Contracts Outstanding as of February 28, 2011:

		Unrealized
	Number of	Appreciation
	Contracts	(Depreciation)

Long Contracts:
U.S. Treasury Note 5-Year Futures, June 2011 (Current Notional Value of $116,938 per contract)	101	$37,446

Short Contracts:
U.S. Treasury Note 10-Year Futures, June 2011 (Current Notional Value of $119,047 per contract)	216	(45,740)

Total Futures Contracts	317	$(8,294)

Portfolio Composition

By security type

Corporate Bonds	51.6%

Mortgage Backed Securities	34.2

United States Government Agencies & Obligations	15.7

Collateralized Mortgage Obligations	8.0

Adjustable Rate Mortgage Backed Securities	4.6

Commercial Mortgage Backed Securities	3.1

Municipal Bonds	1.7

Asset Backed Securities	1.5

Government Obligations	0.9

Foreign Bond and Debt Securities	0.1

Money Market Funds Plus Other Assets Less Liabilities	-21.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Core Plus Fixed Income Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $110,173,144)	$114,197,243

Investments in affiliated money market funds, at value and cost	1,583,884

Foreign currency, at value (Cost $22,943)	28,814

Receivables:
Interest	864,122

Investments sold	388,169

Fund shares sold	88,595

Dividends	355

Principal paydowns	106,619

Investment for trustee deferred compensation and retirement plans	1,283

Other assets	58,309

Total assets	117,317,393

Liabilities:
Payables:
Investments purchased	22,351,784

Fund shares repurchased	612,682

Accrued fees to affiliates	87,263

Accrued other operating expenses	112,051

Income distributions	12,371

Variation margin on futures contracts	4,688

Custodian bank	42,036

Trustee deferred compensation and retirement plans	2,322

Total liabilities	23,225,197

Net assets	$94,092,196

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$106,786,028

Net unrealized appreciation	4,021,565

Accumulated undistributed net investment income	687,485

Accumulated net realized gain (loss)	(17,402,882)

Net assets	$94,092,196

Maximum offering price per share:
Class A Shares:
Net asset value and redemption price per share (based on net assets of $76,739,540 and 7,900,882 shares of beneficial interest issued and outstanding)	$9.71

Maximum sales charge (4.75% of offering price)	0.48

Maximum offering price to public	$10.19

Class B Shares:
Net asset value and offering price per share (based on net assets of $7,143,772 and 736,807 shares of beneficial interest issued and outstanding)	$9.70

Class C Shares:
Net asset value and offering price per share (based on net assets of $9,591,308 and 989,907 shares of beneficial interest issued and outstanding)	$9.69

Class Y Shares:
Net asset value and offering price per share (based on net assets of $617,576 and 64,001 shares of beneficial interest issued and outstanding)	$9.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Core Plus Fixed Income Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Interest	$2,692,999

Dividends from affiliated money market funds	4,657

Total investment income	2,697,656

Expenses:
Investment advisory fee	194,890

Distribution fees
Class A	105,036

Class B	13,416

Class C	46,118

Transfer agent fees — Class A, B, C and Y	88,436

Administrative service fees	24,795

Trustees’ and officer’s fees and benefits	8,381

Other	18,899

Total expenses	499,971

Less: Fees waived and/or expenses reimbursed	74,905

Net expenses	425,066

Net investment income	2,272,590

Realized and unrealized gain (loss) from:
Realized gain (loss):
Investments	694,628

Futures contracts	500,002

Foreign currency transactions	(35)

Net realized gain	1,194,595

Unrealized appreciation (depreciation):
Beginning of the period	6,859,680

End of the period:
Investments	4,024,099

Foreign currency translation	5,760

Futures contracts	(8,294)

4,021,565

Net unrealized appreciation (depreciation) during the period	(2,838,115)

Net realized and unrealized gain (loss)	(1,643,520)

Net increase in net assets from operations	$629,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Core Plus Fixed Income Fund

Statement of Changes in Net Assets

(Unaudited)

	For the six months ended	For the year ended
	February 28,	August 31,
	2011	2010

From investment activities:
Operations:
Net investment income	$2,272,590	$9,444,057

Net realized gain	1,194,595	12,734,547

Net unrealized appreciation (depreciation) during the period	(2,838,115)	1,308,613

Change in net assets from operations	629,070	23,487,217

Distributions from net investment income:
Class A	(1,464,317)	(3,323,372)

Class B	(110,960)	(258,898)

Class C	(123,701)	(389,845)

Class Y	(28,470)	(5,692,121)

Total distributions	(1,727,448)	(9,664,236)

Net increase (decrease) in net assets from investment activities	(1,098,378)	13,822,981

From capital transactions:
Proceeds from shares sold	5,753,415	137,013,033

Net asset value of shares issued through dividend reinvestment	1,623,116	8,955,906

Cost of shares repurchased	(27,200,046)	(312,599,618)

Net increase (decrease) in net assets from capital transactions	(19,823,515)	(166,630,679)

Total increase (decrease) in net assets	(20,921,893)	(152,807,698)

Net assets:
Beginning of the period	115,014,089	267,821,787

End of the period (including accumulated undistributed net investment income of $687,485 and $142,343, respectively)	$94,092,196	$115,014,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Core Plus Fixed Income Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
									January 26, 2007
									(Commencement
	Six months ended								of operations) to
	February 28,		Year ended August 31,						August 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.80		$9.30		$9.05		$9.98		$10.00

Net investment income(a)	0.21		0.29		0.34		0.45		0.36

Net realized and unrealized gain (loss)	(0.13)		0.54		0.29		(0.92)		(0.10)

Total from investment operations	0.08		0.83		0.63		(0.47)		0.26

Less:
Distributions from net investment income	0.17		0.33		0.38		0.46		0.28

Distributions from net realized gain	-0-		-0-		-0-		0.00	(b)	-0-

Total distributions	0.17		0.33		0.38		0.46		0.28

Net asset value, end of the period	$9.71		$9.80		$9.30		$9.05		$9.98

Total return*	0.80	%(c)	9.12	%(c)	7.12	%(d)	(4.91	)%(d)	2.62	%(d)**

Net assets at end of the period (000’s omitted)	$76,740		$92,268		$91,971		$91,796		$28,665

Ratio of expenses to average net assets*	0.75	%(e)	0.75%		0.75%		0.75%		0.75	%(f)

Ratio of net investment income to average net assets*	4.44	%(e)	3.10%		3.84%		4.69%		6.10%

Portfolio turnover(g)	145%		228%		503%		460%		91%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.90	%(e)	0.83%		0.92%		0.96%		2.08	%(f)

Ratio of net investment income to average net assets	4.29	%(e)	3.02%		3.67%		4.48%		4.78%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $84,774.
(f)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.03% for the period ended August 31, 2007.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

**	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Van Kampen Core Plus Fixed Income Fund

Financial Highlights— (continued)

(Unaudited)

	Class B Shares
									January 26, 2007
									(Commencement
	Six months ended								of operations) to
	February 28,		Year ended August 31,						August 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.75		$9.25		$9.01		$9.99		$10.00

Net investment income(a)	0.21		0.22		0.27		0.38		0.30

Net realized and unrealized gain (loss)	(0.13)		0.54		0.29		(0.92)		(0.07)

Total from investment operations	0.08		0.76		0.56		(0.54)		0.23

Less:
Distributions from net investment income	0.13		0.26		0.32		0.44		0.24

Distributions from net realized gain	-0-		-0-		-0-		0.00	(b)	-0-

Total distributions	0.13		0.26		0.32		0.44		0.24

Net asset value, end of the period	$9.70		$9.75		$9.25		$9.01		$9.99

Total return*	0.79	%(c)(e)	8.38	%(c)	6.37	%(d)	(5.69	)%(d)	2.35	%(d)(f)**

Net assets at end of the period (000’s omitted)	$7,144		$9,169		$8,923		$8,645		$1,512

Ratio of expenses to average net assets*	0.83	%(e)(g)	1.50%		1.50%		1.50%		1.28	%(f)(h)

Ratio of net investment income to average net assets*	4.36	%(e)(g)	2.34%		3.09%		3.95%		5.14	%(f)

Portfolio turnover(i)	145%		228%		503%		460%		91%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.98	%(e)(g)	1.58%		1.67%		1.68%		2.68	%(f)(h)

Ratio of net investment income to average net assets	4.21	%(e)(g)	2.26%		2.92%		3.77%		3.74	%(f)

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.33%.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,209.
(h)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.03% for the period ended August 31, 2007.
(i)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

**	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Van Kampen Core Plus Fixed Income Fund

Financial Highlights— (continued)

(Unaudited)

	Class C Shares
									January 26, 2007
									(Commencement
	Six months ended								of operations) to
	February 28,		Year ended August 31,						August 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.75		$9.25		$9.00		$10.01		$10.00

Net investment income(a)	0.19		0.23		0.31		0.37		0.31

Net realized and unrealized gain (loss)	(0.14)		0.53		0.27		(0.89)		(0.05)

Total from investment operations	0.05		0.76		0.58		(0.52)		0.26

Less:
Distributions from net investment income	0.11		0.26		0.33		0.49		0.25

Distributions from net realized gain	-0-		-0-		-0-		0.00	(b)	-0-

Total distributions	0.11		0.26		0.33		0.49		0.25

Net asset value, end of the period	$9.69		$9.75		$9.25		$9.00		$10.01

Total return*	0.48	%(c)(e)	8.38	%(c)	6.71	%(d)(g)	(5.47	)%(d)(g)	2.61	%(d)(g)**

Net assets at end of the period (000’s omitted)	$9,591		$12,787		$14,315		$17,174		$1,960

Ratio of expenses to average net assets*	1.33	%(e)(f)	1.50%		1.18	%(g)	1.45	%(g)	1.12	%(g)(h)

Ratio of net investment income to average net assets*	3.88	%(e)(f)	2.38%		3.43	%(g)	3.81	%(g)	5.31	%(g)

Portfolio turnover(i)	145%		228%		503%		460%		91%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.48	%(e)(f)	1.58%		1.35	%(g)	1.58	%(g)	2.52	%(g)(h)

Ratio of net investment income to average net assets	3.73	%(e)(f)	2.30%		3.26	%(g)	3.68	%(g)	3.92	%(g)

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.83%.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,195.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(h)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.03% for the period ended August 31, 2007.
(i)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

**	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Van Kampen Core Plus Fixed Income Fund

Financial Highlights— (continued)

(Unaudited)

	Class Y Sharesˆ
									January 26, 2007
									(Commencement
	Six months ended								of operations) to
	February 28,		Year ended August 31,						August 31,
	2011		2010		2009		2008		2007

Net asset value, beginning of the period	$9.77		$9.30		$9.06		$9.98		$10.00

Net investment income(a)	0.22		0.37		0.37		0.47		0.36

Net realized and unrealized gain (loss)	(0.16)		0.45		0.27		(0.91)		(0.09)

Total from investment operations	0.06		0.82		0.64		(0.44)		0.27

Less:
Distributions from net investment income	0.18		0.35		0.40		0.48		0.29

Distributions from net realized gain	-0-		-0-		-0-		0.00	(b)	-0-

Total distributions	0.18		0.35		0.40		0.48		0.29

Net asset value, end of the period	$9.65		$9.77		$9.30		$9.06		$9.98

Total return*	0.61	%(c)	9.03	%(c)	7.39	%(d)	(4.67	)%(d)	2.77	%(d)**

Net assets at end of the period (000’s omitted)	$618		$756		$152,614		$152,118		$5,616

Ratio of expenses to average net assets*	0.50	%(e)	0.50%		0.50%		0.50%		0.52	%(f)

Ratio of net investment income to average net assets*	4.68	%(e)	3.90%		4.08%		4.81%		6.07%

Portfolio turnover(g)	145%		228%		503%		460%		91%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.65	%(e)	0.58%		0.66%		0.61%		1.91	%(f)

Ratio of net investment income to average net assets	4.53	%(e)	3.82%		3.92%		4.70%		4.68%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $625.
(f)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.02% for the period ended August 31, 2007.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

**	Non-Annualized

ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Core Plus Fixed Income Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Core Plus Fixed Income Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).

24        Invesco Van Kampen Core Plus Fixed Income Fund

  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek total return.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

25        Invesco Van Kampen Core Plus Fixed Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

26        Invesco Van Kampen Core Plus Fixed Income Fund

Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the Statement of Operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.375%

Over $1 billion	0.300%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

27        Invesco Van Kampen Core Plus Fixed Income Fund

  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.75%, 1.50%, 1.50% and 0.50%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary and non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $74,905.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $5,779 in front-end sales commissions from the sale of Class A shares and $506, $11,448 and $730 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

28        Invesco Van Kampen Core Plus Fixed Income Fund

  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Investments in an Asset Position
Corporate Bonds	$—	$48,527,436	$—	$48,527,436

Mortgage Backed Securities	—	32,186,378	—	32,186,378

United States Government Agencies & Obligations	—	14,758,900	—	14,758,900

Collateralized Mortgage Obligations	—	7,558,850	—	7,558,850

Adjustable Rate Mortgage Backed Securities	—	4,302,942	—	4,302,942

Commercial Mortgage Backed Securities	—	2,875,894	—	2,875,894

Municipal Bonds	—	1,640,701	—	1,640,701

Asset Backed Securities	—	1,422,897	—	1,422,897

Government Obligations	—	843,353	—	843,353

Foreign Bond and Debt Securities	—	79,892	—	79,892

Equity Securities	1,583,884	—	—	1,583,884

Futures Contracts	37,446	—	—	37,446

Total Investments in an Asset Position	$1,621,330	$114,197,243	$—	$115,818,573

Investments in a Liability Position
Futures Contracts	(45,740)	—	—	(45,740)

Total Investments in a Liability Position	$(45,740)	$—	$—	$(45,740)

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$37,446	$(45,740)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended February 28, 2011

  The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures Contracts*

Realized Gain (Loss)
Interest rate risk	$500,002

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	799,565

Total	$1,299,567

*	The average value of futures contracts outstanding during the period was $54,151,935.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

29        Invesco Van Kampen Core Plus Fixed Income Fund

and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $899 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$19,316,529

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $175,734,745 and $176,938,432, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $760,823 and $17,239,104, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,437,025

Aggregate unrealized (depreciation) of investment securities	(707,579)

Net unrealized appreciation of investment securities	$3,729,446

Cost of investments for tax purposes is $112,051,681.

30        Invesco Van Kampen Core Plus Fixed Income Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended				Year ended
	February 28, 2011(a)				August 31, 2010
	Shares		Amount		Shares		Amount

Sales:
Class A	521,721	(b)	$5,117,668	(b)	3,825,637	(c)	$36,205,742	(c)

Class B	27,828		273,257		457,191		4,309,002

Class C	20,328		201,109		349,867		3,288,015

Class Y	16,550		161,381		9,841,369		93,210,274

Total sales	586,427		5,753,415		14,474,064		137,013,033

Dividend reinvestment:
Class A	144,637		1,409,787		335,772		3,192,785

Class B	10,729		104,004		26,299		248,638

Class C	10,528		102,243		34,459		325,194

Class Y	731		7,082		548,014		5,189,289

Total dividend reinvestment	166,625		1,623,116		944,544		8,955,906

Repurchases:
Class A	(2,175,846)		(21,141,210)		(4,644,387)		(44,088,819)

Class B	(242,147	)(b)	(2,345,306	)(b)	(508,052	)(c)	(4,796,537	)(c)

Class C	(352,727)		(3,415,875)		(620,611)		(5,845,551)

Class Y	(30,626)		(297,655)		(26,721,030)		(257,868,711)

Total repurchases	(2,801,346)		$(27,200,046)		(32,494,080)		$(312,599,618)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 41,861 Class B shares into 41,626 Class A shares at a value of $405,513.
(c)	Includes automatic conversion of 72,012 Class B shares into 71,616 Class A shares at a value of $682,620.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Core Plus Bond Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

31        Invesco Van Kampen Core Plus Fixed Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,007.00	$3.73	$1,021.08	$3.76	0.75%

B	1,000.00	1,004.20	4.12	1,020.68	4.16	0.83

C	1,000.00	1,004.90	6.61	1,018.20	6.66	1.33

Y	1,000.00	1,006.10	2.49	1,022.32	2.51	0.50

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

32        Invesco Van Kampen Core Plus Fixed Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov.
Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CPFI-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen High Yield Fund
Semiannual Report to Shareholders • February 28, 2011
Nasdaq:
A: ACHYX • B: ACHZX • C: ACHWX • Y: ACHVX • Institutional: ACHNX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
18	Financial Statements
21	Financial Highlights
23	Notes to Financial Statements
30	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.82%

Class B Shares	8.37

Class C Shares	8.36

Class Y Shares	9.06

Institutional Class Shares	9.12

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index▼
(Broad Market/Style-Specific Index)	10.05

Lipper High Current Yield Bond Funds Index▼ (Peer Group Index)	10.97

▼	Lipper Inc.
The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Lipper High Current Yield Bond Funds Index is an unmanaged index considered representative of high yield bond funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen High Yield Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable sales charges

Class A Shares

Inception (10/2/78)		7.14%

10	Years	4.50

5	Years	5.88

1	Year	9.87

Class B Shares

Inception (7/2/92)		5.69%

10	Years	4.39

5	Years	5.84

1	Year	9.37

Class C Shares

Inception (7/6/93)		4.64%

10	Years	4.25

5	Years	6.11

1	Year	13.44

Class Y Shares

Inception (3/23/05)		6.79%

5	Years	7.22

1	Year	15.70

Institutional Class Shares

10	Years	5.05%

5	Years	7.01

1	Year	15.72
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen High Yield Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (10/2/78)		7.07%

10	Years	4.86

5	Years	5.57

1	Year	7.06

Class B Shares

Inception (7/2/92)		5.56%

10	Years	4.75

5	Years	5.54

1	Year	6.63

Class C Shares

Inception (7/6/93)		4.50%

10	Years	4.61

5	Years	5.87

1	Year	10.56

Class Y Shares

Inception (3/23/05)		6.37%

5	Years	6.90

1	Year	12.70

Institutional Class Shares

10	Years	5.40%

5	Years	6.67

1	Year	12.65
value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.89%, 1.64%, 1.64%, 0.64% and 0.56%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3 Invesco Van Kampen High Yield Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen High Yield Fund

Schedule of Investments

February 28, 2011
(Unaudited)

			Par
			Amount
Description	Coupon	Maturity	(000)		Value

Corporate Bonds–97.3%
Aerospace & Defense–1.5%
Alliant Techsystems, Inc.	6.875%	09/15/20		$210	$218,400

BE Aerospace, Inc.	6.875%	10/01/20		1,310	1,365,675

Bombardier, Inc. (Canada)(a)	7.750%	03/15/20		1,730	1,894,350

Hexcel Corp.	6.750%	02/01/15		526	540,465

Spirit Aerosystems, Inc.	6.750%	12/15/20		760	782,800

Triumph Group, Inc.	8.000%	11/15/17		2,600	2,788,500

					7,590,190

Agricultural Products–0.4%
Agrokor (Croatia)	10.000%	12/07/16	EUR	1,160	1,736,805

Airlines–2.8%
American Airlines, Inc.	10.180%	01/02/13		245	248,654

American Airlines Pass Through Trust, Class B(a)	7.000%	01/31/18		450	451,125

Continental Airlines, Inc., Class C	7.339%	04/19/14		4,873	4,970,793

Continental Airlines, Inc., Ser B	9.250%	05/10/17		648	710,966

Delta Air Lines, Inc.(a)	9.500%	09/15/14		2,843	3,105,977

Delta Air Lines Pass Through Trust, Class B	6.375%	01/02/16		465	463,837

Delta Air Lines Pass Through Trust, Class B	6.750%	11/23/15		570	569,288

UAL Corp.(a)	12.000%	01/15/16		1,337	1,520,924

UAL Corp.	6.636%	01/02/24		649	669,539

US Airways Pass Through Trust, Class C	6.820%	02/23/17		1,246	1,155,775

					13,866,878

Alternative Carriers–0.7%
Cogent Communications Group, Inc.(a)	8.375%	02/15/18		630	655,200

Level 3 Communications, Inc.(a)	11.875%	02/01/19		970	948,175

Level 3 Financing, Inc.	9.250%	11/01/14		1,665	1,725,356

					3,328,731

Aluminum–0.3%
Century Aluminum Co.	8.000%	05/15/14		1,255	1,310,691

Apparel, Accessories & Luxury Goods–1.6%
Boardriders SA (Luxembourg)(a)	8.875%	12/15/17	EUR	220	330,153

Hanesbrands, Inc.	6.375%	12/15/20		1,305	1,269,113

Oxford Industries, Inc.	11.375%	07/15/15		2,633	2,975,290

Phillips-Van Heusen Corp.	7.375%	05/15/20		840	898,800

Quiksilver, Inc.	6.875%	04/15/15		2,555	2,542,225

					8,015,581

Apparel Retail–0.0%
Edcon Holdings Pty, Ltd. (South Africa)	9.500%	03/01/18	EUR	105	144,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen High Yield Fund

			Par
			Amount
Description	Coupon	Maturity	(000)		Value

Asset Management & Custody Banks–0.4%
Travelport LLC	9.000%	03/01/16		$1,850	$1,743,625

Auto Parts & Equipment–0.4%
Dana Holding Corp.	6.500%	02/15/19		455	460,687

Dana Holding Corp.	6.750%	02/15/21		355	362,544

Tenneco, Inc.(a)	6.875%	12/15/20		380	395,200

Tenneco, Inc.	7.750%	08/15/18		660	713,625

					1,932,056

Automobile Manufacturers–0.70%
Ford Motor Credit Co., LLC	7.450%	07/16/31		1,630	1,788,925

Motors Liquidation Co.(b)	8.375%	07/15/33		4,670	1,541,100

					3,330,025

Biotechnology–0.2%
Giant Funding Corp.(a)	8.250%	02/01/18		410	424,350

Savient Pharmaceuticals, Inc.	4.750%	02/01/18		490	539,000

					963,350

Broadcasting–1.9%
Allbritton Communications Co.	8.000%	05/15/18		960	1,006,800

CET 21 Spol Sro (Czech Republic)(a)	9.000%	11/01/17	EUR	600	894,208

ITV PLC (United Kingdom)	5.375%	10/19/15	GBP	105	169,413

ITV PLC (United Kingdom)(c)	7.375%	01/05/17	GBP	175	300,562

Nara Cable Funding, Ltd. (Ireland)(a)	8.875%	12/01/18	EUR	1,975	2,841,231

Polish Telev Holding	11.250%	05/15/17	EUR	570	863,773

TVN Finance Corp. II AB (Sweden)(a)	10.750%	11/15/17	EUR	825	1,297,968

XM Satellite Radio Holdings, Inc.(a)	13.000%	08/01/13		1,532	1,830,740

					9,204,695

Building Products–4.1%
Associated Materials LLC(a)	9.125%	11/01/17		1,865	2,025,856

Building Materials Corp. of America(a)	6.875%	08/15/18		1,055	1,085,331

Building Materials Corp. of America(a)	7.500%	03/15/20		990	1,037,025

Calicipar SA (Luxembourg)	2.210%	07/01/14	EUR	1,575	2,108,066

Gibraltar Industries, Inc., Ser B	8.000%	12/01/15		1,570	1,613,175

Nortek, Inc.(a)	10.000%	12/01/18		1,140	1,219,800

Nortek, Inc.	11.000%	12/01/13		3,425	3,660,469

Pipe Holdings PLC (United Kingdom)	9.500%	11/01/15	GBP	545	936,922

Ply Gem Industries, Inc.(a)	8.250%	02/15/18		755	779,538

Ply Gem Industries, Inc.	13.125%	07/15/14		855	942,638

Roofing Supply Group LLC / Roofing Supply Finance, Inc.(a)	8.625%	12/01/17		2,940	3,116,400

USG Corp.(a)	8.375%	10/15/18		165	174,075

USG Corp.(a)	9.750%	08/01/14		315	343,350

USG Corp.	9.750%	01/15/18		955	1,017,075

					20,059,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen High Yield Fund

			Par
			Amount
Description	Coupon	Maturity	(000)		Value

Cable & Satellite–0.6%
CSC Holdings LLC	8.625%	02/15/19		$2,156	$2,487,485

XM Satellite Radio, Inc.(a)	7.625%	11/01/18		265	281,231

					2,768,716

Casinos & Gaming–8.50%
Boyd Gaming Corp.(a)	9.125%	12/01/18		210	222,600

CCM Merger Corp. (Senior Secured Term Loan)	8.500%	07/13/12		8,648	8,671,153

CityCenter Holdings LLC(a)	7.625%	01/15/16		100	104,250

CityCenter Holdings LLC(a)	10.750%	01/15/17		390	409,987

Codere Finance SA (Luxembourg)(a)	8.250%	06/15/15	EUR	1,110	1,585,355

Great Canadian Gaming Co. (Canada)(a)	7.250%	02/15/15		1,435	1,470,875

Harrah’s Operating Co., Inc.	5.625%	06/01/15		3,011	2,484,075

Harrah’s Operating Co., Inc.	10.000%	12/15/18		480	454,800

Harrah’s Operating Co., Inc.	11.250%	06/01/17		1,875	2,139,844

Harrah’s Operating Co., Inc.(a)	12.750%	04/15/18		725	770,312

Mandalay Resort Group	7.625%	07/15/13		620	620,000

MGM Resorts International	6.625%	07/15/15		955	916,800

MGM Resorts International	6.750%	04/01/13		4,943	5,029,502

MGM Resorts International(a)	10.000%	11/01/16		640	686,400

MGM Resorts International	11.125%	11/15/17		3,657	4,242,120

Pinnacle Entertainment, Inc.	8.625%	08/01/17		1,410	1,554,525

Scientific Games Corp.(a)	8.125%	09/15/18		215	230,050

Scientific Games International, Inc.	9.250%	06/15/19		1,741	1,919,453

Seneca Gaming Corp.(a)	8.250%	12/01/18		530	548,550

Snoqualmie Entertainment Authority(a)(c)	4.203%	02/01/14		1,765	1,619,388

Snoqualmie Entertainment Authority(a)	9.125%	02/01/15		1,815	1,837,688

Wynn Las Vegas LLC	7.750%	08/15/20		1,475	1,570,875

Wynn Las Vegas LLC	7.875%	05/01/20		2,686	2,867,305

					41,955,907

Coal & Consumable Fuels–0.3%
Arch Coal, Inc.	7.250%	10/01/20		630	675,675

Consol Energy, Inc.(a)	8.250%	04/01/20		545	603,587

					1,279,262

Communications Equipment–0.8%
Avaya, Inc.(a)	7.000%	04/01/19		1,690	1,681,550

CommScope, Inc.(a)	8.250%	01/15/19		410	428,450

Hughes Network Systems LLC	9.500%	04/15/14		1,648	1,721,130

					3,831,130

Computer & Electronics Retail–0.1%
Rent-A-Center, Inc.(a)	6.625%	11/15/20		315	314,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen High Yield Fund

			Par
			Amount
Description	Coupon	Maturity	(000)		Value

Computer Hardware–0.2%
SunGard Data Systems, Inc.(a)	7.375%	11/15/18		$405	$419,175

SunGard Data Systems, Inc.(a)	7.625%	11/15/20		405	419,175

					838,350

Computer Storage & Peripherals–0.3%
Segagate HDD Cayman (Cayman Islands)(a)	7.750%	12/15/18		1,335	1,378,388

Construction & Engineering–1.5%
American Residental Services LLC(a)	12.000%	04/15/15		500	547,500

Dycom Investments, Inc.(a)	7.125%	01/15/21		560	574,000

Great Lakes Dredge & Dock Corp.(a)	7.375%	02/01/19		390	397,800

MasTec, Inc.	7.625%	02/01/17		1,725	1,759,500

Tutor Perini Corp.(a)	7.625%	11/01/18		3,910	4,071,287

					7,350,087

Construction & Farm Machinery & Heavy Trucks–1.70%
Case New Holland, Inc.(a)	7.875%	12/01/17		1,150	1,290,875

Manitowoc Co., Inc.	8.500%	11/01/20		810	878,850

Mark IV Europe SCA (Luxembourg)(a)	8.875%	12/15/17	EUR	725	1,083,002

Navistar International Corp.	8.250%	11/01/21		2,945	3,261,587

Oshkosh Corp.	8.500%	03/01/20		1,200	1,365,000

Titan International, Inc.(a)	7.875%	10/01/17		605	657,938

					8,537,252

Construction Materials–1.5%
Cemex Finance LLC(a)	9.500%	12/14/16		2,435	2,623,632

Cemex SAB de CV (Mexico)(a)	9.000%	01/11/18		715	744,955

Texas Industries, Inc.	9.250%	08/15/20		3,450	3,769,125

					7,137,712

Consumer Discretionary–0.0%
Visant Corp.	10.000%	10/01/17		220	238,150

Consumer Finance–2.0%
Ally Financial, Inc.	8.000%	11/01/31		1,910	2,186,950

Capital One Capital VI	8.875%	05/15/40		2,730	2,910,862

Ford Motor Credit Co., LLC	8.000%	12/15/16		1,893	2,153,288

Ford Motor Credit Co., LLC	8.125%	01/15/20		950	1,087,750

National Money Mart Co. (Canada)	10.375%	12/15/16		1,490	1,661,350

					10,000,200

Containers & Glass Products–0.0%
Reynolds Group Issuer,Inc.(a)	6.875%	02/15/21		105	106,313

Data Processing & Outsourced Services–0.5%
Sungard Data Systems, Inc.	10.250%	08/15/15		2,360	2,492,750

Department Stores–0.5%
Sears Holdings Corp.(a)	6.625%	10/15/18		2,500	2,456,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen High Yield Fund

			Par
			Amount
Description	Coupon	Maturity	(000)		Value

Distillers & Vintners–0.5%
Constellation Brands, Inc.	7.250%	05/15/17		$2,176	$2,350,080

Diversified Banks–1.4%
Ally Financial, Inc.(a)	7.500%	09/15/20		1,645	1,805,387

Ally Financial, Inc.(a)	8.000%	03/15/20		2,545	2,869,488

TMD Friction Finance SA (Luxembourg)(a)	10.750%	05/15/17	EUR	1,580	2,376,550

					7,051,425

Diversified Chemicals–0.3%
Kerling PLC (United Kingdom)(a)	10.625%	02/01/17	EUR	890	1,400,097

Diversified Support Services–0.0%
Mobile Mini, Inc.(a)	7.875%	12/01/20		200	214,000

Drug Retail–0.3%
General Nutrition Centers, Inc.	5.750%	03/15/14		1,350	1,350,000

Electrical Components & Equipment–0.1%
NXP BV / NXP Funding LLC (Netherlands)(a)	9.750%	08/01/18		270	310,500

Polypore International, Inc.(a)	7.500%	11/15/17		380	396,625

					707,125

Environmental & Facilities Services–0.2%
EnergySolutions, Inc.(a)	10.750%	08/15/18		735	825,037

Fertilizers & Agricultural Chemicals–0.7%
CF Industries, Inc.	7.125%	05/01/20		3,110	3,490,975

Food Distributors–0.4%
Bakkavor Finance 2 PLC (United Kingdom)(a)	8.250%	02/15/18	GBP	1,285	2,068,069

Food Retail–0.7%
R&R Ice Cream Ltd. (United Kingdom)(a)	8.375%	11/15/17	EUR	1,435	2,074,289

Simmons Foods, Inc.(a)	10.500%	11/01/17		1,200	1,296,000

					3,370,289

Forest Products–0.0%
Sino-Forest Corp. (Canada)(a)	6.250%	10/21/17		170	170,244

Gas Utilities–0.9%
Bord Gais Eireann (Ireland)	5.750%	06/16/14	EUR	1,485	2,033,231

Ferrellgas, LP(a)	6.500%	05/01/21		1,380	1,355,850

Suburban Propane Partners LLC	7.375%	03/15/20		1,129	1,210,853

					4,599,934

Health Care Equipment–0.6%
ConvaTec Healthcare SA (Luxembourg)(a)	7.375%	12/15/17	EUR	315	454,245

ConvaTec Healthcare SA (Luxembourg)	10.875%	12/15/18	EUR	425	637,796

DJO Finance LLC	10.875%	11/15/14		1,500	1,651,875

					2,743,916

Health Care Facilities–2.9%
Community Health Systems, Inc.	8.875%	07/15/15		2,675	2,852,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen High Yield Fund

			Par
			Amount
Description	Coupon	Maturity	(000)		Value

Health Care Facilities–(continued)

Hanger Orthopedic Group, Inc.	7.125%	11/15/18		$385	$394,625

HCA, Inc.	6.375%	01/15/15		800	832,000

HCA, Inc.	7.875%	02/15/20		1,694	1,871,870

Health Management Associates, Inc.	6.125%	04/15/16		505	513,837

Healthsouth Corp.	7.250%	10/01/18		760	792,300

Healthsouth Corp.	7.750%	09/15/22		385	402,325

Select Medical Corp.(c)	6.237%	09/15/15		780	760,500

Tenet Healthcare Corp.	8.000%	08/01/20		1,070	1,110,125

Tenet Healthcare Corp.	9.250%	02/01/15		2,120	2,342,600

Tenet Healthcare Corp.	10.000%	05/01/18		1,915	2,259,700

					14,132,101

Health Care Services–0.6%
DaVita, Inc.	6.375%	11/01/18		385	391,737

Fresenius US Finance II, Inc.(a)	9.000%	07/15/15		875	1,008,438

Radnet Management, Inc.	10.375%	04/01/18		1,240	1,246,200

Universal Hospital Services, Inc.	8.500%	06/01/15		370	388,500

					3,034,875

Health Care Technology–0.4%
MedAssets, Inc.(a)	8.000%	11/15/18		1,905	1,966,913

Home Furnishings–0.2%
American Standard Americas(a)	10.750%	01/15/16		1,145	1,228,012

Homebuilding–1.1%
Beazer Homes USA, Inc.	6.875%	07/15/15		580	577,825

Beazer Homes USA, Inc.	8.125%	06/15/16		585	595,969

K Hovnanian Enterprises, Inc.	10.625%	10/15/16		2,655	2,893,950

M/I Homes, Inc.(a)	8.625%	11/15/18		555	567,487

Standard Pacific Corp.(a)	8.375%	05/15/18		500	528,750

					5,163,981

Hotels, Resorts & Cruise Lines–0.7%
Carlson Wagonlit BV (Netherlands)(a)(c)	6.813%	05/01/15	EUR	1,120	1,533,952

Royal Caribbean Cruises Ltd. (Liberia)	6.875%	12/01/13		1,150	1,237,688

Travelport LLC	9.875%	09/01/14		350	344,750

Wyndham Worldwide Corp.	5.625%	03/01/21		185	185,231

					3,301,621

Household Products–0.3%
Central Garden and Pet Co.	8.250%	03/01/18		1,081	1,140,455

Reynolds Group Issuer, Inc.(a)	8.250%	02/15/21		170	172,125

					1,312,580

Housewares & Specialties–0.0%
Jarden Corp.	6.125%	11/15/22		125	121,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen High Yield Fund

			Par
			Amount
Description	Coupon	Maturity	(000)		Value

Independent Power Producers & Energy Traders–1.5%
AES Corp./The	7.750%	10/15/15		$2,180	$2,376,200

AES Corp./The	8.000%	10/15/17		1,090	1,182,650

NRG Energy, Inc.	7.375%	02/01/16		2,770	2,880,800

NRG Energy, Inc.	7.375%	01/15/17		770	812,350

					7,252,000

Industrial Conglomerates–0.8%
RBS Global, Inc.	8.500%	05/01/18		3,705	4,038,450

Industrial Gases–0.1%
Airgas, Inc.	7.125%	10/01/18		566	616,940

Industrial Machinery–0.6%
Cleaver-Brooks, Inc.(a)	12.250%	05/01/16		1,720	1,853,300

Columbus McKinnon Corp.(a)	7.875%	02/01/19		150	156,750

Mueller Water Products, Inc.	8.750%	09/01/20		215	240,800

SPX Corp.(a)	6.875%	09/01/17		850	911,625

					3,162,475

Integrated Telecommunication Services–1.6%
Integra Telecom Holdings, Inc.(a)	10.750%	04/15/16		1,090	1,188,100

Intelsat Jackson Holdings SA (Luxembourg)(a)	7.250%	10/15/20		4,970	5,131,525

Intelsat Jackson Holdings SA (Luxembourg)	9.500%	06/15/16		490	521,238

Qwest Communications International, Inc.	7.125%	04/01/18		550	592,625

Vimpel Communications, Ltd. (Ireland)(a)	7.748%	02/02/21		360	374,177

Wind Acquisition Finance SA (Luxembourg)(a)	7.250%	02/15/18		200	209,000

					8,016,665

Internet Software & Services–0.3%
Equinix, Inc.	8.125%	03/01/18		1,410	1,533,375

Investment Banking & Brokerage–0.3%
E*Trade Financial Corp.	7.875%	12/01/15		1,695	1,718,306

IT Consulting & Other Services–0.4%
Unisys Corp.(a)	14.250%	09/15/15		1,741	2,089,200

Leisure Facilities–0.8%
Cirsa Funding (Luxembourg)	8.750%	05/15/18	EUR	710	1,023,241

Speedway Motorsports, Inc.(a)	6.750%	02/01/19		385	391,737

Universal City Development Partners Ltd.	8.875%	11/15/15		2,405	2,639,488

					4,054,466

Leisure Products–0.0%
Toys R US–Delaware, Inc.(a)	7.375%	09/01/16		215	229,513

Life Sciences Tools & Services–0.2%
Patheon, Inc. (Canada)(a)	8.625%	04/15/17		1,020	1,071,000

Marine–0.9%
CMA CGM SA (France)(a)	5.500%	05/16/12	EUR	2,215	3,117,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen High Yield Fund

			Par
			Amount
Description	Coupon	Maturity	(000)		Value

Marine–(continued)

CMA CGM SA (France)(a)	7.250%	02/01/13		$320	$324,692

Hapag-Lloyd AG (Germany)(a)	9.000%	10/15/15	EUR	195	293,981

Stena AB (Sweden)	7.000%	12/01/16		625	632,812

					4,369,206

Metal & Glass Containers–0.7%
Ardagh Packaging Finance PLC (Ireland)(a)	9.250%	10/15/20	EUR	1,780	2,628,253

Ball Corp.	5.750%	05/15/21		585	573,300

					3,201,553

Movies & Entertainment–1.4%
AMC Entertainment, Inc.	8.750%	06/01/19		2,829	3,062,392

AMC Entertainment, Inc.(a)	9.750%	12/01/20		605	653,400

Cinemark USA, Inc.	8.625%	06/15/19		960	1,052,400

NAI Entertainment Holdings LLC(a)	8.250%	12/15/17		1,920	2,076,000

					6,844,192

Multi-Line Insurance–2.7%
American International Group, Inc.(c)	8.175%	03/15/37		2,675	2,942,500

Crum & Forster Holdings Corp.	7.750%	05/01/17		1,975	2,091,031

Hartford Financial Services Group, Inc.(c)	8.125%	06/15/38		1,240	1,379,296

Liberty Mutual Group, Inc.(a)	7.800%	03/15/37		3,545	3,562,725

Nationwide Mutual Insurance Co.(a)	9.375%	08/15/39		2,555	3,075,341

					13,050,893

Multi-Sector Holdings–0.1%
Reynolds Group Issuer, Inc(a)	7.125%	04/15/19		645	662,738

Office Services & Supplies–0.3%
IKON Office Solutions, Inc.	6.750%	12/01/25		1,010	984,750

Interface, Inc.(a)	7.625%	12/01/18		315	335,081

					1,319,831

Oil & Gas Drilling–0.2%
Precision Drilling Corp. (Canada)(a)	6.625%	11/15/20		870	900,450

Oil & Gas Equipment & Services–0.9%
Bristow Group, Inc.	7.500%	09/15/17		920	972,900

Calfrac Holdings LP(a)	7.500%	12/01/20		430	443,706

Compagnie Generale de Geophysique SA (France)	7.500%	05/15/15		4	4,165

Complete Production Services, Inc.	8.000%	12/15/16		1,020	1,083,750

Key Energy Services, Inc.	8.375%	12/01/14		1,676	1,822,650

					4,327,171

Oil & Gas Exploration & Production–8.0%
Berry Petroleum Co.	6.750%	11/01/20		550	570,625

Chaparral Energy, Inc.(a)	8.250%	09/01/21		1,940	1,988,500

Chaparral Energy, Inc.	8.875%	02/01/17		2,140	2,268,400

Chesapeake Energy Corp.	6.125%	02/15/21		1,625	1,659,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen High Yield Fund

			Par
			Amount
Description	Coupon	Maturity	(000)		Value

Oil & Gas Exploration & Production–(continued)

Chesapeake Energy Corp.	6.625%	08/15/20		$625	$661,719

Chesapeake Energy Corp.	6.875%	11/15/20		115	124,344

Cimarex Energy Co.	7.125%	05/01/17		1,921	2,029,056

Comstock Resources, Inc.	7.750%	04/01/19		495	495,000

Concho Resources, Inc.	7.000%	01/15/21		365	384,162

Continental Resources, Inc.(a)	7.125%	04/01/21		480	513,600

Continental Resources, Inc.	7.375%	10/01/20		1,200	1,297,500

Continental Resources, Inc.	8.250%	10/01/19		750	833,437

Delta Petroleum Corp.	7.000%	04/01/15		1,750	1,347,500

Encore Acquisition Co.	9.500%	05/01/16		1,355	1,536,231

EXCO Resources, Inc.	7.500%	09/15/18		1,940	1,940,000

Forest Oil Corp.	7.250%	06/15/19		4,409	4,585,360

Harvest Operations Corp. (Canada)(a)	6.875%	10/01/17		1,210	1,258,400

McMoRan Exploration Co.	11.875%	11/15/14		3,220	3,533,950

Newfield Exploration Co.	7.125%	05/15/18		601	644,573

Petrohawk Energy Corp.(a)	7.250%	08/15/18		475	494,000

Petrohawk Energy Corp.	7.250%	08/15/18		2,120	2,202,150

Pioneer Natural Resources Co.	6.650%	03/15/17		3,565	3,859,113

Plains Exploration & Production Co.	7.625%	06/01/18		1,665	1,787,794

Range Resources Corp.	7.500%	05/15/16		1,515	1,583,175

SM Energy Co.(a)	6.625%	02/15/19		765	776,475

Whiting Petroleum Corp.	6.500%	10/01/18		830	865,275

					39,239,870

Oil & Gas Refining & Marketing–1.4%
Tesoro Corp.	6.500%	06/01/17		2,050	2,114,063

United Refining Co.	10.500%	08/15/12		2,675	2,683,359

United Refining Co.(a)	10.500%	02/28/18		2,055	2,044,725

					6,842,147

Oil & Gas Storage & Transportation–2.0%
Copano Energy LLC	8.125%	03/01/16		2,785	2,910,325

Inergy LP(a)	6.875%	08/01/21		950	977,312

MarkWest Energy Partners LLC	6.500%	08/15/21		270	270,337

MarkWest Energy Partners LLC	6.750%	11/01/20		570	588,525

Markwest Energy Partners LLC	8.750%	04/15/18		2,635	2,895,206

Overseas Shipholding Group, Inc.	8.125%	03/30/18		815	817,038

Regency Energy Partners LP	6.875%	12/01/18		1,190	1,245,038

					9,703,781

Other Diversified Financial Services–2.20%
Cantor Fitzgerald LP(a)	7.875%	10/15/19		1,635	1,682,754

Exova, Ltd. (United Kingdom)(a)	10.500%	10/15/18	GBP	725	1,250,048

International Lease Finance Corp.(a)	6.750%	09/01/16		1,240	1,338,425

International Lease Finance Corp.(a)	7.125%	09/01/18		1,240	1,351,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen High Yield Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Other Diversified Financial Services–(continued)

International Lease Finance Corp.	8.250%	12/15/20	$650	$724,750

International Lease Finance Corp.(a)	8.750%	03/15/17	3,809	4,323,215

				10,670,792

Packaged Foods & Meats–0.9%
Blue Merger Sub, Inc.(a)	7.625%	02/15/19	975	992,062

Chiquita Brands International, Inc.	8.875%	12/01/15	1,030	1,072,488

JBS USA Finance, Inc.	11.625%	05/01/14	1,846	2,164,435

				4,228,985

Paper Packaging–0.5%
Cascades, Inc. (Canada)	7.875%	01/15/20	2,146	2,258,665

Paper Products–0.7%
Clearwater Paper Corp.(a)	7.125%	11/01/18	895	935,275

Mercer International, Inc.(a)	9.500%	12/01/17	800	888,000

Neenah Paper, Inc.	7.375%	11/15/14	708	726,585

P.H. Glatfelter Co.	7.125%	05/01/16	1,060	1,103,725

				3,653,585

Personal Products–0.2%
Elizabeth Arden, Inc.(a)	7.375%	03/15/21	205	214,225

NBTY, Inc.(a)	9.000%	10/01/18	520	566,800

Sabra Health Care LP(a)	8.125%	11/01/18	295	312,331

				1,093,356

Pharmaceuticals–1.0%
Axcan Intermediate Holdings, Inc.	12.750%	03/01/16	1,110	1,232,100

ConvaTec Healthcare SA (Luxembourg)(a)	10.500%	12/15/18	315	336,656

Elan Finance PLC (Ireland)(a)	8.750%	10/15/16	860	915,900

Endo Pharmaceuticals Holdings, Inc.(a)	7.000%	12/15/20	255	267,431

Mylan, Inc.(a)	6.000%	11/15/18	800	823,000

Valeant Pharmaceuticals International(a)	6.750%	10/01/17	525	546,000

Valeant Pharmaceuticals International(a)	6.750%	08/15/21	330	334,950

Valeant Pharmaceuticals International(a)	7.000%	10/01/20	205	213,200

				4,669,237

Property & Casualty Insurance–0.2%
XL Group PLC, Ser E (Ireland)(c)	6.500%	12/29/49	1,305	1,208,756

Publishing–0.6%
Nielsen Finance LLC(a)	7.750%	10/15/18	2,565	2,783,025

Railroads–0.4%
Kansas City Southern de Mexico SA de CV (Mexico)	8.000%	02/01/18	1,635	1,775,054

Real Estate Services–0.3%
CB Richard Ellis Services, Inc.(a)	6.625%	10/15/20	1,250	1,295,312

Regional Banks–3.6%
AmSouth Bancorp	6.750%	11/01/25	405	368,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen High Yield Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Regional Banks–(continued)

CIT Group, Inc.	7.000%	05/01/14	$75	$76,781

CIT Group, Inc.	7.000%	05/01/17	8,949	9,060,862

Regions Bank/Birmingham AL	6.450%	06/26/37	250	227,813

Regions Financial Corp.	7.375%	12/10/37	2,445	2,371,650

Synovus Financial Corp.	5.125%	06/15/17	1,340	1,259,600

Zions Bancorp.	5.500%	11/16/15	3,205	3,253,075

Zions Bancorp.	6.000%	09/15/15	1,265	1,283,975

				17,902,306

Research & Consulting Services–0.2%
FTI Consulting, Inc.(a)	6.750%	10/01/20	755	758,775

Semiconductor Equipment–0.5%
Amkor Technology, Inc.	7.375%	05/01/18	2,365	2,483,250

Semiconductors–1.5%
Advanced Micro Devices, Inc.	7.750%	08/01/20	445	465,025

Freescale Semiconductor, Inc.	9.125%	12/15/14	2,855	3,012,025

Freescale Semiconductor, Inc.(a)	9.250%	04/15/18	1,639	1,831,582

Freescale Semiconductor, Inc.(a)	10.750%	08/01/20	1,655	1,911,525

				7,220,157

Specialized REIT’s–0.4%
Host Hotels & Resorts	6.000%	11/01/20	1,205	1,205,000

Omega Healthcare Investors, Inc.(a)	6.750%	10/15/22	925	936,563

				2,141,563

Specialty Chemicals–1.2%
Ferro Corp.	7.875%	08/15/18	1,575	1,685,250

Huntsman International LLC	7.375%	01/01/15	1,611	1,657,316

Nalco Co.(a)	6.625%	01/15/19	385	398,956

PolyOne Corp.	7.375%	09/15/20	2,110	2,241,875

				5,983,397

Specialty Stores–0.5%
Michaels Stores, Inc.(d)	13.000%	11/01/16	2,080	2,132,000

Michaels Stores, Inc.(a)	7.750%	11/01/18	425	440,938

				2,572,938

Steel–0.8%
AK Steel Corp.	7.625%	05/15/20	1,645	1,694,350

FMG Resources August 2006 Pty Ltd. (Australia)(a)	6.375%	02/01/16	1,000	1,015,174

United States Steel Corp.	7.000%	02/01/18	835	874,663

United States Steel Corp.	7.375%	04/01/20	315	333,900

				3,918,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen High Yield Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Systems Software–1.8%
Allen Systems Group, Inc.(a)	10.500%	11/15/16	$3,515	$3,646,812

Vangent, Inc.	9.625%	02/15/15	5,412	5,154,930

				8,801,742

Textiles–0.5%
Levi Strauss & Co.	7.625%	05/15/20	2,470	2,568,800

Tires & Rubber–0.5%
Cooper Tire & Rubber Co.	8.000%	12/15/19	2,519	2,657,545

Trading Companies & Distributors–2.1%
Avis Budget Car Rental LLC(a)	8.250%	01/15/19	2,480	2,647,400

H&E Equipment Services, Inc.	8.375%	07/15/16	2,865	3,001,088

Hertz Corp.(a)	6.750%	04/15/19	345	352,762

Hertz Corp.(a)	7.375%	01/15/21	1,920	2,011,200

Hertz Corp.(a)	7.500%	10/15/18	1,055	1,118,300

RSC Equipment Rental, Inc.(a)	8.250%	02/01/21	580	614,800

Sunstate Equipment Co., LLC(a)	10.500%	04/01/13	575	566,375

				10,311,925

Wireless Telecommunication Services–5.7%
Cleawire Communications LLC(a)	12.000%	12/01/15	4,545	4,908,600

Cricket Communications, Inc.	7.750%	05/15/16	1,790	1,890,687

Cricket Communications, Inc.(a)	7.750%	10/15/20	1,660	1,601,900

Digicel Group Ltd. (Bermuda)(a)	8.875%	01/15/15	820	858,950

Digicel Ltd. (Bermuda)(a)	8.250%	09/01/17	1,800	1,901,250

MetroPCS Wireless, Inc.	6.625%	11/15/20	1,520	1,480,100

MetroPCS Wireless, Inc.	7.875%	09/01/18	1,000	1,050,625

SBA Telecommunications, Inc.	8.250%	08/15/19	1,385	1,537,350

Sprint Capital Corp.	6.875%	11/15/28	370	334,388

Sprint Capital Corp.	6.900%	05/01/19	5,327	5,400,246

Sprint Nextel Corp.	8.375%	08/15/17	2,750	3,062,813

Vimpel Communications, Ltd. (Ireland)(a)	6.493%	02/02/16	290	301,117

Wind Acquisition Finance SA (Luxembourg)(a)	11.750%	07/15/17	3,359	3,879,645

				28,207,671

Total Corporate Bonds 97.3%				477,923,854

			Shares
Equities–1.6%
Ally Financial, Inc.(a)			3,401	3,241,472

Citigroup Capital XIII(c)			96,725	2,616,411

General Motors Co.			33,320	1,695,322

HF Holdings, Inc.(e)			36,820	0

Hosiery Corp. of America, Inc., Class A(e)			1,000	0

Molycorp, Inc.(e)			4,700	455,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen High Yield Fund

	Shares	Value

Equities–(continued)

Ventelo, Inc. (United Kingdom)(a)(e)	73,021	$0

Total Equities–1.6%		8,008,212

Total Long-Term Investments–98.9% (Cost $461,874,317)		485,932,066

Money Market Funds–0.3%
Liquid Assets Portfolio–Institutional Class(f)	756,218	756,218

Premier Portfolio–Institutional Class(f)	756,218	756,218

Total Money Market Funds–0.3%		1,512,436

TOTAL INVESTMENTS–99.2% (Cost $463,386,753)		487,444,502

FOREIGN CURRENCY–0.3% (Cost $1,348,521)		1,352,345

OTHER ASSETS IN EXCESS OF LIABILITIES–0.5%		2,519,128

NET ASSETS–100.0%		$491,315,975

Currency Abbreviations:

GBP	– United Kingdom pound
EUR	– Euro

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $174,771,849, which represented 35.57% of the Fund’s Net Assets.
(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at February 28, 2011 was $1,541,100, which represented 0.31% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Non-income producing security.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By credit quality, based on Net Assets
as of February 28, 2011

A	0.6%

BBB	2.9

BB	37.5

B	40.1

CCC	12.2

NR	5.6

Money Market Funds Plus Other Assets Less Liabilities	1.1

Forward Foreign Currency Contracts Outstanding as of February 28, 2011:
				Unrealized
				Appreciation/
	Counterparty	In Exchange for	Current Value	Depreciation

Short Contracts:
Euro
20,620,000 expiring 05/09/11	Bank of Montreal	US$	$28,430,460	$(514,155)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen High Yield Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $461,874,317)	$485,932,066

Investments in affiliated money market funds, at value and cost	1,512,436

Total investments, at value (Cost $463,386,753)	487,444,502

Foreign currency (Cost $1,348,521)	1,352,345

Cash	37,359

Receivables:
Interest	9,662,067

Investments sold	2,937,242

Fund shares sold	298,204

Dividends	15,664

Prepaid expenses	15,145

Total assets	501,762,528

Liabilities:
Payables:
Investments purchased	8,042,783

Fund shares repurchased	1,090,759

Income distributions	385,510

Accrued fees to affiliates	270,060

Accrued other operating expenses	143,286

Forward foreign currency contracts	514,155

Total liabilities	10,446,553

Net assets	$491,315,975

Net assets consist of:
Shares of beneficial interest (par value of $0.01 per share with an unlimited number of shares authorized)	$877,037,964

Net unrealized appreciation	23,885,256

Accumulated undistributed net investment income	1,011,536

Accumulated net realized gain (loss)	(410,618,781)

Net assets	$491,315,975

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $386,154,682 and 38,922,389 shares of beneficial interest issued and outstanding)	$9.92

Maximum sales charge (4.75% of offering price)	0.49

Maximum offering price to public	$10.41

Class B shares:
Net asset value and offering price per share (based on net assets of $27,976,768 and 2,797,320 shares of beneficial interest issued and outstanding)	$10.00

Class C shares:
Net asset value and offering price per share (based on net assets of $50,590,011 and 5,149,667 shares of beneficial interest issued and outstanding)	$9.82

Class Y shares:
Net asset value and offering price per share (based on net assets of $11,326,327 and 1,140,714 shares of beneficial interest issued and outstanding)	$9.93

Institutional Class shares:
Net asset value and offering price per share (based on net assets of $15,268,187 and 1,538,276 shares of beneficial interest issued and outstanding)	$9.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen High Yield Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends	$196,541

Dividends from affiliated money market funds	6,476

Interest	19,949,673

Other	357,245

Total income	20,509,935

Expenses:
Advisory fees	1,041,370

Distribution fees
Class A	477,239

Class B	150,288

Class C	239,189

Transfer agent fees- A,B,C and Y	370,895

Transfer agent fees-Institutional	744

Administrative services fees	76,863

Custodian fees	25,093

Trustees’ and officers’ fees and benefits	12,938

Other	78,591

Total expenses	2,473,210

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	10,798

Net expenses	2,462,412

Net investment income	18,047,523

Realized and unrealized gain (loss):
Realized gain (loss):
Investments	18,505,441

Foreign currency transactions	(10,166)

Net realized gain	18,495,275

Unrealized appreciation (depreciation):
Beginning of the period	18,448,883

End of the period:
Investments	24,398,485

Foreign currency translation	926

Forward foreign currency contracts	(514,155)

23,885,256

Net unrealized appreciation during the period	5,436,373

Net realized and unrealized gain	23,931,648

Net increase in net assets from operations	$41,979,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen High Yield Fund

Statements of Changes in Net Assets

(unaudited)

	Six months ended	For the year ended
	February 28,	August 31,
	2011	2010

From investment activities:
Operations:
Net investment income	$18,047,523	$45,432,468

Net realized gain	18,495,275	12,970,619

Net unrealized appreciation during the period	5,436,373	27,981,144

Change in net assets from operations	41,979,171	86,384,231

Distributions from net investment income:
Class A shares	(13,145,482)	(35,512,095)

Class B shares	(923,709)	(3,090,161)

Class C shares	(1,515,332)	(4,023,080)

Class Y shares	(521,411)	(8,282,338)

Institutional Class shares	(703,639)	(345,081)

Total distributions	(16,809,573)	(51,252,755)

Net change in net assets from investment activities	25,169,598	35,131,476

From capital transactions:
Proceeds from shares sold	41,022,789	176,486,710

Net asset value of shares issued through dividend reinvestment	14,061,612	41,197,667

Cost of shares repurchased	(88,812,807)	(281,348,425)

Net change in net assets from capital transactions	(33,728,406)	(63,664,048)

Total increase (decrease) in net assets	(8,558,808)	(28,532,572)

Net assets:
Beginning of the period	499,874,783	528,407,355

End of the period (including accumulated undistributed net investment income (loss) of $1,011,536 and $(226,414), respectively)	$491,315,975	$499,874,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen High Yield Fund

Financial Highlights

(Unaudited)

The following schedule present financial highlights for one share of the Fund outstanding throughout the periods indicated.
All share amounts and net asset values have been adjusted as a result of the 1-for-3 reverse share split on September 5, 2006.

	Class A Shares
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.43		$8.85		$9.45		$10.38		$10.47		$10.89

Net investment income(a)	0.36		0.78		0.78		0.75		0.75		0.75

Net realized and unrealized gain (loss)	0.46		0.68		(0.61)		(0.94)		(0.10)		(0.39)

Total from investment operations	.82		1.46		0.17		(0.19)		0.65		0.36

Less distributions from net investment income	0.33		0.88		0.77		0.74		0.74		0.78

Net asset value, end of the period	$9.92		$9.43		$8.85		$9.45		$10.38		$10.47

Total return	8.82	%(b)	17.03	%(b)	3.24	%(c)	(2.01	)%(c)	6.23	%(c)	3.55	%(c)

Net assets at end of the period (000’s omitted)	$386,155		$380,954		$365,228		$351,574		$425,366		$457,745

Ratio of expenses to average net assets	0.90	%(e)	0.88%		1.02%		0.94%		0.92	%(d)	0.92	%(d)

Ratio of net investment income to average net assets	7.38	(e)	8.38%		9.88%		7.39%		7.05%		7.04%

Portfolio turnover(f)	66%		119%		121%		39%		42%		44%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the years ended August 31, 2007 and 2006.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $385,667.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

	Class B Shares
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.50		$8.92		$9.51		$10.44		$10.53		$10.95

Net investment income(a)	0.32		0.72		0.73		0.68		0.68		0.66

Net realized and unrealized gain (loss)	0.48		0.67		(0.61)		(0.95)		(0.11)		(0.39)

Total from investment operations	0.80		1.39		0.12		(0.27)		0.57		0.27

Less distributions from net investment income	0.30		0.81		0.71		0.66		0.66		0.69

Net asset value, end of the period	$10.00		$9.50		$8.92		$9.51		$10.44		$10.53

Total return	8.48	%(b)	16.03	%(b)	2.56	%(c)	(2.74	)%(c)	5.41	%(c)	2.75	%(c)

Net assets at end of the period (000’s omitted)	$27,977		$31,162		$38,890		$50,464		$77,644		$115,759

Ratio of expenses to average net assets	1.65	%(e)	1.63%		1.79%		1.70%		1.68	%(d)	1.68	%(d)

Ratio of net investment income to average net assets	6.63	(e)	7.66%		9.14%		6.63%		6.32%		6.28%

Portfolio turnover(f)	66%		119%		121%		39%		42%		44%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the years ended August 31, 2007 and 2006.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $30,308.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Van Kampen High Yield Fund

Financial Highlights—(continued)

(Unaudited)

	Class C Shares
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.33		$8.77		$9.37		$10.30		$10.38		$10.80

Net investment income(a)	0.32		0.70		0.72		0.66		0.66		0.66

Net realized and unrealized gain (loss)	0.46		0.67		(0.61)		(0.92)		(0.08)		(0.36)

Total from investment operations	0.78		1.37		0.11		(0.26)		0.58		0.30

Less distributions from net investment income	0.29		0.81		0.71		0.67		0.66		0.72

Net asset value, end of the period	$9.82		$9.33		$8.77		$9.37		$10.30		$10.38

Total return	8.47	%(b)(h)	16.06	%(b)	2.51	%(c)	(2.77	)%(c)	5.59	%(c)	2.83	%(c)(f)

Net assets at end of the period (000’s omitted)	$50,590		$48,198		$41,189		$36,221		$32,144		$43,622

Ratio of expenses to average net assets	1.62	%(e)(h)	1.63%		1.78%		1.69%		1.68	%(d)	1.64	%(d)(f)

Ratio of net investment income to average net assets	6.67	(e)(h)	7.62%		9.11%		6.65%		6.26%		6.32	%(f)

Portfolio turnover(g)	66%		119%		121%		39%		42%		44%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by 0.01% for the years ended August 31, 2007 and 2006.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $50,014.
(f)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(h)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect 12b-1 fees of 0.96%.

	Class Y Sharesˆ
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.43		$8.85		$9.45		$10.38		$10.47		$10.89

Net investment income(a)	0.37		0.82		0.79		0.76		0.71		0.78

Net realized and unrealized gain (loss)	0.47		0.66		(0.60)		(0.92)		(0.04)		(0.39)

Total from investment operations	0.84		1.48		0.19		(0.16)		0.67		0.39

Less distributions from net investment income	0.34		0.90		0.79		0.77		0.76		0.81

Net asset value, end of the period	$9.93		$9.43		$8.85		$9.45		$10.38		$10.47

Total return	9.06	%(b)	17.31	%(b)	3.50	%(c)	(1.76	)%(c)	6.49	%(c)	3.82	%(c)

Net assets at end of the period (000’s omitted)	$11,326		$16,380		$83,100		$19,999		$6,045		$1,674

Ratio of expenses to average net assets	0.65	%(e)	0.64%		0.79%		0.68%		0.67	%(d)	0.63	%(d)

Ratio of net investment income to average net assets	7.62	(e)	8.80%		9.96%		7.67%		6.72%		7.37%

Portfolio turnover(f)	66%		119%		121%		39%		42%		44%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expense, the ratio would decrease by 0.01% for the years ended August 31, 2007 and 2006.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $14,608.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Van Kampen High Yield Fund

Financial Highlights—(continued)

(Unaudited)

	Institutional Class Shares
			June 1, 2010
	Six months ended		(Commencement of
	February 28,		Operations) to
	2011		August 31, 2010

Net asset value, beginning of the period	$9.43		$9.16

Net investment income(a)	0.37		0.18

Net realized and unrealized gain	0.48		0.30

Total from investment operations	0.85		0.48

Less distributions from net investment income	0.35		0.21

Net asset value, end of the period	$9.93		$9.43

Total return(b)	9.12%		5.31%

Net assets at end of the period (000’s omitted)	$15,268		$23,181

Ratio of expenses to average net assets	0.51	%(c)	0.53	%(e)

Ratio of net investment income to average net assets	7.76	%(c)	7.66	%(e)

Portfolio turnover(d)	66%		119%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $19,403.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen High Yield Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seventeen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen High Yield Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s primary investment objective is to seek to maximize current income. Capital appreciation is a secondary objective which is sought only when consistent with the Fund’s primary objective.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

23        Invesco Van Kampen High Yield Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

24        Invesco Van Kampen High Yield Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

25        Invesco Van Kampen High Yield Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.42%

Next $250 million	0.345%

Next $250 million	0.295%

Next $1 billion	0.27%

Next $1 billion	0.245%

Over $3 billion	0.22%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expese reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.03%, 1.78%, 1.78%, 0.78% and 0.78%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expese reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary and non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $9,892.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $32,005 in front-end sales commissions from the sale of Class A shares and $2,620, $19,928 and $1,880 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority

26        Invesco Van Kampen High Yield Fund

to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$477,923,854	$—	$477,923,854

Equity Securities	5,824,169	3,696,479	—	9,520,648

Total Investments in an Asset Position	$5,824,169	$481,620,333	$—	$487,444,502

Foreign Currency Contracts	—	514,155	—	514,155

Total Investments in a Liability Position	$—	$514,155	$—	$514,155

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Forward Foreign currency contracts	$0	$(514,155)

Effect of Derivative Instruments for the six months ended February 28, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency Contracts*
Six months ended
February 28, 2011

Realized Gain (Loss)
Currency risk	$-0-

Change in Unrealized Appreciation (Depreciation)
Currency risk	$(514,155)

*	The average value of foreign currency contracts outstanding during the period was $9,476,820.

NOTE 5 —Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $906.

27        Invesco Van Kampen High Yield Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $1,199 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $414,655,220 of capital loss carryforward in the fiscal year ending August 31, 2011.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2011	$165,406,856

August 31, 2012	117,018,188

August 31, 2013	32,804,299

August 31, 2014	5,413,212

August 31, 2017	19,823,114

August 31, 2018	74,189,551

Total capital loss carryforward	$414,655,220

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $320,679,449 and $330,220,193, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,586,998

Aggregate unrealized (depreciation) of investment securities	(7,511,799)

Net unrealized appreciation of investment securities	$21,075,199

Cost of investments for tax purposes is $466,369,303.

28        Invesco Van Kampen High Yield Fund

NOTE 10—Share Information

	For the				For the
	six months ended				year ended
	February 28, 2011(a)				August 31, 2010
	Shares		Value		Shares		Value

Sales:
Class A	2,590,013(b	)	25,160,141(b	)	7,346,584(d	)	$68,689,241	(d)

Class B	199,433		1,948,355		725,443		6,835,376

Class C	559,108		5,368,250		2,619,845		24,185,686

Class Y	567,667		5,513,096		5,812,949		53,925,008

Institutional Class Shares	315,400		3,032,947		2,474,939		22,851,399

Total sales	4,231,621		41,022,789		18,979,760		$176,486,710

Dividend reinvestment:
Class A	1,122,530		10,930,387		3,180,678		29,700,163

Class B	78,422		769,413		274,829		2,585,051

Class C	132,696		1,279,081		360,554		3,335,306

Class Y	43,910		426,789		560,672		5,232,066

Institutional Class Shares	67,385		655,942		36,515		345,081

Total dividend reinvestment	1,444,943		14,061,612		4,413,248		$41,197,667

Repurchases(c):
Class A	(5,185,624)		(50,333,398)		(11,381,640)		(105,906,612)

Class B	(759,658	)(b)	(7,441,183	)(b)	(2,080,857	)(d)	(19,576,723	)(d)

Class C	(706,787)		(6,817,697)		(2,511,116)		(23,079,919)

Class Y	(1,207,856)		(11,682,699)		(14,023,946)		(132,286,190)

Institutional Class Shares	(1,303,236)		(12,537,830)		(52,727)		(498,981)

Total repurchases	(9,163,161)		(88,812,807)		(30,050,286)		$(281,348,425)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 3% of the outstanding shares of the Fund are owned by Invesco or an investment advisor under common control with Invesco.
(b)	Includes automatic conversion of 373,927 Class B shares into 376,940 Class A shares at a value of $3,666,455.
(c)	Net of redemption fees of $11,097 are allocated among the classes based on relative net assets of each class for the six months ended February 28, 2011.
(d)	Includes automatic conversion of 509,543 Class B shares into 513,561 Class A shares at a value of $4,805,987.

NOTE 11—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco High Yield Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

29        Invesco Van Kampen High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period	Ratio
A	$1,000.00	$1,088.20	$4.66	$1,020.33	$4.51	0.90%

B	1,000.00	1,083.70	8.52	1,016.61	8.25	1.65

C	1,000.00	1,083.60	8.37	1,016.76	8.10	1.62

Y	1,000.00	1,083.60	3.37	1,021.57	3.26	0.65

Institutional	1,000.00	1,091.20	2.64	1,022.27	2.56	0.51

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30        Invesco Van Kampen High Yield Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and 033-39519.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-HYI-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: May 9, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: May 9, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: May 9, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.